Note 1 - Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes Tables
EBP, Summary of Employer Contribution Vesting Schedule [Table Text Block]
Cumulative
Percentage
Years of Service	Vested
After 1	20%
2	40%
3	60%
4	80%
5	100%